LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of items related to operating lease in consolidated balance sheet

	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	US$
			(Note 3)
Operating lease right-of-use assets	5,149,090	6,363,724	998,607
Operating lease liabilities-current portion	3,787,210	4,306,738	675,821
Operating lease liabilities-non-current portion	2,464,495	2,567,342	402,872

Schedule of lease cost

	Classification in Consolidated
	Statements of Operations
	and Comprehensive (Loss) Gain	December 31, 2020	December 31, 2021	December 31, 2021
		RMB	RMB	US$
				(Note 3)
Operating lease cost	Operating expenses	3,539,374	4,220,789	662,334
Cost of other leases with terms less than one year	Operating expenses	67,281	62,430	9,797
Total		3,606,655	4,283,219	672,131

Schedule of maturities of operating lease liabilities

	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	US$
			(Note 3)
Due within one year	3,995,768	4,511,953	708,024
Due in the second year	2,502,839	1,780,332	279,373
Due in the third year	—	882,132	138,426
Total lease payments	6,498,607	7,174,417	1,125,823
Less: imputed interest	(246,902)	(300,337)	(47,129)
Total	6,251,705	6,874,080	1,078,694

Schedule of supplemental cash flow information related to operating leases

	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	US$
			(Note 3)
Cash paid for amounts included in the measurement of operating lease liabilities	2,842,464	4,813,050	755,273

Summary of lease term and discount rate for the Company's operating lease

Operating Lease
Weighted average remaining lease term (in years)	1.25
Weighted average discount rate	4.65%